Fair Value Measurements - Schedule of Stock Option Valuation Assumptions (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Forfeitures	0.00%	0.00%
Measurement Input, Expected Term [Member]
Fair value assumptions, measurement input, term			1 year
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	1 month	1 month		1 year
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	1 year	1 year		2 years
Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair value assumptions, measurement input, exercise price	$ 0.0129	$ 0.0085
Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair value assumptions, measurement input, exercise price	$ 0.0326	$ 0.0385
Measurement Input, Price Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentage	119.00%	189.00%
Measurement Input, Price Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentage	195.00%	201.00%
Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentage	0.00%	0.00%
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentage	1.79%	1.03%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentage	2.59%	1.31%